Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 10,545	$ 23,352
Prepaid expenses and other receivables	2,689	1,480
Convertible note receivable	442
Total current assets	13,676	24,832
Non-current assets
Investment in associate	806	1,673
Investment in private company	2,087	7,409
Goodwill		43,324
In-process research and development	81,683	117,388
Deferred commitment fee	839
Other assets, including equipment, net	38	36
Total non-current assets	85,453	169,830
Total assets	99,129	194,662
Current liabilities
Accounts payable and accrued liabilities	1,865	750
Warrant liability		33
Total current liabilities	1,865	783
Non-current liabilities
Deferred tax liability	10,564	28,445
Deferred purchase price payable - Tarus	7,179
Deferred obligation - iOx milestone	4,126
Total non-current liabilities	21,869	28,445
Total liabilities	23,734	29,228
Shareholders’ Equity
Capital stock	218,782	158,324
Stock option reserve	21,204	16,928
Accumulated other comprehensive (loss) income	(4,325)	958
Accumulated deficit	(159,616)	(55,005)
Total equity attributable to owners of the Company	76,045	121,205
Non-controlling interest	(650)	44,229
Total equity	75,395	165,434
Total liabilities and equity	$ 99,129	$ 194,662